May 3, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:      Document Control - EDGAR

Re:        IDS Life Variable Account 10
           File No. 333-79311/811-07355

Dear Commissioners:

Registrant certifies that the forms of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,


/s/Mary Ellyn Minenko
Mary Ellyn Minenko
Group Counsel